Deferred Initial Public Offering (“IPO”) Costs - Schedule of Deferred Initial Public Offering (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deferred Initial Public Offering [Abstract]
Legal Fee	$ 427,226	$ 10,256
Accounting and other fees	323,135
Total	$ 750,361	$ 10,256